Aristotle International Equity Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 96.8%
	AUSTRIA — 1.8%
207,100	Erste Group Bank A.G.	$7,185,772
	CANADA — 9.2%
428,500	Brookfield Corp.	13,397,920
337,900	Cameco Corp.	13,406,045
166,300	Magna International, Inc.	8,911,858
		35,715,823
	FRANCE — 16.1%
116,800	Amundi S.A.[1]	6,587,673
314,300	Cie Generale des Etablissements Michelin SCA	9,659,267
314,500	Dassault Systemes S.E.	11,735,149
16,200	LVMH Moet Hennessy Louis Vuitton S.E.	12,269,458
69,400	Safran S.A.	10,905,610
174,000	TotalEnergies S.E.	11,462,036
		62,619,193
	GERMANY — 8.3%
40,900	Muenchener Rueckversicherungs-Gesellschaft A.G. in Muenchen	15,959,605
150,000	Nemetschek S.E.	9,178,560
74,600	Symrise A.G.	7,123,239
		32,261,404
	HONG KONG — 1.9%
898,200	AIA Group Ltd.	7,323,467
	IRELAND — 7.0%
61,000	Accenture PLC - Class A	18,733,710
256,800	Experian PLC	8,431,537
		27,165,247
	JAPAN — 15.6%
253,500	FANUC Corp.	6,603,824
321,500	KDDI Corp.	9,846,798
419,400	Kubota Corp.	6,185,477
100,300	Nidec Corp.	4,651,896
185,400	Otsuka Holdings Co., Ltd.	6,591,476
612,000	Pan Pacific International Holdings Corp.	12,851,017
170,000	Sony Group Corp.	13,923,983
		60,654,471

Aristotle International Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	KOREA (REPUBLIC OF-SOUTH) — 2.3%
176,000	Samsung Electronics Co., Ltd.	$8,897,528
	NETHERLANDS — 4.3%
106,500	Akzo Nobel N.V.	7,710,244
101,700	Heineken N.V.	8,973,340
		16,683,584
	PERU — 2.4%
73,800	Credicorp Ltd.	9,444,186
	SINGAPORE — 2.8%
443,200	DBS Group Holdings Ltd.	10,906,546
	SWEDEN — 1.7%
314,200	Assa Abloy A.B. - Class B	6,850,190
	SWITZERLAND — 6.9%
146,800	Alcon, Inc.	11,376,439
74,400	DSM-Firmenich A.G.	6,302,645
92,200	Novartis A.G.	9,454,680
		27,133,764
	UNITED KINGDOM — 16.5%
226,800	Ashtead Group PLC	13,841,552
181,000	Coca-Cola Europacific Partners PLC	11,308,880
455,200	GSK PLC	8,286,462
2,775,000	Haleon PLC	11,540,492
1,520,000	Rentokil Initial PLC	11,316,545
164,000	Unilever PLC	8,128,914
		64,422,845
	Total Common Stocks
	(Cost $352,578,850)	377,264,020

Aristotle International Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2023 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 2.9%
11,277,931	Goldman Sachs Financial Square Government Fund - Institutional, 5.16%[2]	$11,277,931
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $11,277,931)	11,277,931
	TOTAL INVESTMENTS — 99.7%
	(Cost $363,856,781)	388,541,951
	Other Assets in Excess of Liabilities — 0.3%	1,014,759
	TOTAL NET ASSETS — 100.0%	$389,556,710

PLC – Public Limited Company

[1]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $6,587,673, which represents 1.7% of total net assets of the Fund.
[2]The rate is the annualized seven-day yield at period end.